Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable
	Determinable Fair Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2022	$196,579	$557,501	$239,550	$993,630
Investments made/transfers from prepayments	70,864	303,845	—	374,709
Income from equity method investments, net	—	13,392	—	13,392
Dividend declared from equity method investments	—	(4,683)	—	(4,683)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Changes from measurement alternative to consolidation (Note 6)	(43,988)	—	—	(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,706)	—	—	(25,706)
Fair value change through earnings	10,877	—	32,125	43,002
Currency translation adjustment	(3,873)	(8,384)	—	(12,257)
Balance at December 31, 2023	201,290	1,000,828	118,268	1,320,386
Investments made/transfers from prepayments/other non-current assets	136,985	25,838	—	162,823
Loss from equity method investments, net	—	(12,170)	—	(12,170)
Dividend declared from equity method investments	—	(10,269)	—	(10,269)
Disposal of investments	(2,228)	(21,811)	—	(24,039)
Impairment on investments	(38,689)	—	—	(38,689)
Fair value change through earnings	—	—	18,564	18,564
Currency translation adjustment	(1,383)	(26,024)	—	(27,407)
Balance at December 31, 2024	295,975	956,392	136,832	1,389,199
Investments made/transfers from prepayments/other non-current assets	357	186,038	—	186,395
Income from equity method investments, net	—	76,666	—	76,666
Dividend declared from equity method investments	—	(12,807)	—	(12,807)
Disposal of investments	(522)	(23,460)	—	(23,982)
Impairment on investments	(5,972)	—	—	(5,972)
Fair value change through earnings	—	—	21,258	21,258
Currency translation adjustment	1,854	30,735	—	32,589
Balance at December 31, 2025	$291,692	$1,213,564	$158,090	$1,663,346

Schedule of the total carrying value of the equity investments accounted for under the measurement alternative

Cumulative Results
(In US$ thousands)
Initial cost basis	$824,481
Upward adjustments	92,736
Downward adjustments	(618,408)
Foreign currency translation	(2,834)
Total carrying value at December 31, 2024	$295,975

Initial cost basis	$824,316
Upward adjustments	92,736
Downward adjustments	(624,380)
Foreign currency translation	(980)
Total carrying value at December 31, 2025	$291,692

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
Didi	$142,000	$—	$(5,168)	$136,832
December 31, 2024	$142,000	$—	$(5,168)	$136,832

Didi	$142,000	$16,090	$—	$158,090
December 31, 2025	$142,000	$16,090	$—	$158,090

Summary of condensed financial information on equity method investments

	Year ended December 31,
	2023	2024	2025

	(In US$ thousands)
Operating data:
Revenue	$850,102	$744,438	$724,635
Gross profit	$298,736	$159,383	$248,742
Income (loss) from operations	$12,153	$(35,142)	$261,453
Net income (loss)	$8,188	$(72,168)	$226,200
Net income (loss) attributable to the investees’ shareholders	$9,856	$(68,129)	$227,062

	As of December 31,
	2024	2025

	(In US$ thousands)
Balance sheet data:
Current assets	$1,833,099	$2,105,598
Non-current assets	$2,770,207	$3,388,111
Current liabilities	$1,310,409	$1,297,642
Long-term liabilities	$4,230	$168,023
Non-controlling interests	$(4,121)	$(2,387)